Retirement Benefits (Net Periodic Benefit Costs Schedule) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Gain on curtailment of other postretirement benefit plans	$ 0	$ (15)	$ 0
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	3	3
Defined Benefit Plan, Interest Cost	35	15
Defined Benefit Plan, Expected Return on Plan Assets	(54)	(21)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	2	0
Defined Benefit Plan, Special Termination Benefits	0	(2)
Gain on curtailment of other postretirement benefit plans	0	0
Net Periodic Benefit Costs, Settlements	(2)	0
Net periodic benefit cost subtotal	(16)	(1)
Net Period Benefit Cost Regulatory Adjustment	5	9
Defined Benefit Plan, Net Periodic Benefit Cost	(11)	8
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	0	1
Defined Benefit Plan, Interest Cost	6	3
Defined Benefit Plan, Expected Return on Plan Assets	(9)	(5)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	0
Defined Benefit Plan, Amortization of Gains (Losses)	0	0
Defined Benefit Plan, Special Termination Benefits	0	0
Gain on curtailment of other postretirement benefit plans	0	(15)
Net Periodic Benefit Costs, Settlements	0	0
Net periodic benefit cost subtotal	(2)	(16)
Net Period Benefit Cost Regulatory Adjustment	0	2
Defined Benefit Plan, Net Periodic Benefit Cost	$ (2)	$ (14)